Derivative Instruments and Hedging Activities - Location and Fair Value Amounts of Derivative Instruments (Detail) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015
Derivatives, Fair Value [Line Items]
Current portion of derivative assets $	$ 21	$ 0
Derivative assets	2,397	5,623
Accrued liabilities/ Advances from affiliates	(4,659)	(11,200)
Current portion of derivative liabilities	(87,381)	(52,083)
Derivative liabilities	(149,871)	(182,338)
Interest rate swap agreements [Member]
Derivatives, Fair Value [Line Items]
Current portion of derivative assets $	0	0
Derivative assets	0	0
Accrued liabilities/ Advances from affiliates	(3,686)	(6,833)
Current portion of derivative liabilities	(36,096)	(41,028)
Derivative liabilities	(89,366)	(56,276)
Interest Rate Swaption [Member]
Derivatives, Fair Value [Line Items]
Current portion of derivative assets $	21	0
Derivative assets	1,377	5,623
Accrued liabilities/ Advances from affiliates	0	0
Current portion of derivative liabilities	(7,268)	0
Derivative liabilities	(11,678)	(6,406)
Currency swaps [Member]
Derivatives, Fair Value [Line Items]
Current portion of derivative assets $	0	0
Derivative assets	0	0
Accrued liabilities/ Advances from affiliates	(963)	(1,181)
Current portion of derivative liabilities	(43,817)	(9,755)
Derivative liabilities	(48,827)	(117,846)
Toledo Spirit time-charter derivative [Member]
Derivatives, Fair Value [Line Items]
Current portion of derivative assets $	0	0
Derivative assets	1,020	0
Accrued liabilities/ Advances from affiliates	(10)	(3,186)
Current portion of derivative liabilities	(200)	(1,300)
Derivative liabilities	$ 0	$ (1,810)